DISPOSITIONS	12 Months Ended
Dec. 31, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
DISPOSITIONS
5. DISPOSITIONS
During the year ended December 31, 2020, Granite disposed of three properties located in Canada and Spain. The disposed properties consist of the following:

Property	Location	Date disposed	Sale price
201 Patillo Road	Tecumseh, ON	September 14, 2020	$17,000
2032 First Street Louth	St. Catharines, ON	September 14, 2020	6,500
11 Santiago Russinyol Street	Barcelona, Spain	October 23, 2020	7,776
			$31,276
During the year ended December 31, 2019, Granite disposed of 13 properties located in Canada and the United States. The disposed properties consist of the following:

Property	Location	Date disposed	Sale price
3 Walker Drive	Brampton, ON	January 15, 2019	$13,380

Iowa pr o perti e s ( f o ur p rope rt ies):
403 S 8th Street	Montezuma, IA
1951 A Avenue	Victor, IA
408 N Maplewood Avenue	Williamsburg, IA
411 N Maplewood Avenue	Williamsburg, IA	February 25, 2019	22,323
375 Edward Street	Richmond Hill, ON	February 27, 2019	8,050
330 Finchdene Square	Toronto, ON	September 20, 2019	13,150
200 Industrial Parkway	Aurora, ON	November 4, 2019	10,010

Michigan pro p erties (five pr o perties):
1800 Hayes Street	Grand Haven, MI
3501 John F Donnelly Drive	Holland, MI
3601 John F Donnelly Drive	Holland, MI
3575 128th Avenue North	Holland, MI
6151 Bancroft Avenue	Alto, MI	December 4, 2019	38,852
			$105,765
The gross proceeds of $22.3 million (US$16.9 million) for the four properties in Iowa included a vendor take-back mortgage of $16.8 million (US$12.7 million) which was repaid on June 18, 2019.
During

the year ended December
31
,
2020
, Granite incurred $
0.9
 million
(2019 —
$
3.0
 million) of broker commissions and legal and advisory costs associated with the disposal or planned disposal of the assets held for sale which are included in loss on sale of investment properties on the combined statements of net income. In connection with the disposal of a property in South Carolina in
September 2018
, on July
22
,
2020
, Granite settled the associated obligation in cash. Upon receipt of the proceeds receivable (note
10)
, a resulting gain of $
0.4
 million was realized which is included in the $
0.9
million loss on sale of investment properties on the combined statement of net income. For the year ended
December 31, 2019
, the $
3.0
 million loss on sale of investment properties also included a $
0.4
 million gain relating to the adjustment in proceeds receivable associated with the property disposal in South Carolina.